Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ivy Variable Insurance Portfolios
Prospectus Date	rr_ProspectusDate	Apr. 28, 2017
Supplement [Text Block]	ifvip_SupplementTextBlock

Ivy Variable Insurance Portfolios

Supplement dated April 12, 2018 to the

Ivy Variable Insurance Portfolios Prospectus

dated April 28, 2017

as supplemented July 14, 2017, August 10, 2017, December 8, 2017, December 29, 2017, February 6, 2018 and February 26, 2018

Advantus Capital Management, Inc., the subadviser to Ivy VIP Advantus Real Estate Securities, will change its name to Securian Asset Management, Inc. (Securian) effective April 30, 2018. Therefore, effective April 30, 2018, the Prospectus is amended to reflect the following name changes:

■	The name of Ivy VIP Advantus Real Estate Securities is changed to Ivy VIP Securian Real Estate Securities

■	All references to Advantus Capital Management, Inc. and Advantus Capital are amended to read Securian Asset Management, Inc. and Securian, respectively.

Ivy VIP Advantus Real Estate Securities
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ifvip_SupplementTextBlock

Ivy Variable Insurance Portfolios

Supplement dated April 12, 2018 to the

Ivy Variable Insurance Portfolios Prospectus

dated April 28, 2017

as supplemented July 14, 2017, August 10, 2017, December 8, 2017, December 29, 2017, February 6, 2018 and February 26, 2018

Advantus Capital Management, Inc., the subadviser to Ivy VIP Advantus Real Estate Securities, will change its name to Securian Asset Management, Inc. (Securian) effective April 30, 2018. Therefore, effective April 30, 2018, the Prospectus is amended to reflect the following name changes:

■	The name of Ivy VIP Advantus Real Estate Securities is changed to Ivy VIP Securian Real Estate Securities

■	All references to Advantus Capital Management, Inc. and Advantus Capital are amended to read Securian Asset Management, Inc. and Securian, respectively.